Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
9.	ACCOUNTS RECEIVABLE, NET

As of December 31, 2020 and 2019, the accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$7,679,722	$4,132,819
Less: allowance for credit losses	(740,370)	(405,802)
	$6,939,352	$3,727,017

Movement of allowance for credit losses was as follows:

	December 31, 2020	December 31, 2019
Balance, opening	$405,802	$-
Acquired from acquisition of Lixin in 2019	-	403,451
Provisions	290,706	-
Foreign exchange (gain) loss	43,862	2,351
Balance, ending	$740,370	$405,802